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                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT 06002-2910

November 13, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company of Connecticut and
     MetLife of CT Separate Account TM II for Variable Annuities
     File Nos. 333-147890/811-08479
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account TM II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of one Prospectus Supplement, dated November 10, 2008 to the Prospectus dated April 28, 2008 (as supplemented) and Statement of Additional Information ("SAI"), dated April 28, 2008, as revised November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on October 29, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
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John Towers
Counsel
Metropolitan Life Insurance Company